CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for credit loss, current	$ 400	$ 345
Ordinary shares, shares authorized	13,000,000	13,000,000
Ordinary shares, shares issued	11,214,831	10,377,085
Ordinary shares, shares outstanding	10,940,358	10,102,612
Treasury Shares, shares	274,473	274,473